SCHEDULE OF INCOME TAX EXPENSE BENEFITS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal
State					(8,930)	(28,913)
Foreign
Total current income tax (expense) benefit					(8,930)	(28,913)
Federal
State
Foreign
Total deferred income tax (expense) benefit
Total income tax expense				$ (1,731)	$ (8,930)	$ (28,913)